Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows [Abstract]
Net interest received in cash, included in operations	$ (206)	$ (207)
Taxes paid	5,699	3,623
Patent acquisition liability	$ 1,000	$ 9,000